Business Segments (Net Sales By Product Line) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Total revenues	$ 1,713,823	$ 1,652,885	$ 1,573,316
Net sales	1,519,961	1,475,717	1,419,668
Aggregates [Member]
Revenue from External Customer [Line Items]
Total revenues	1,368,585	1,359,694	1,308,410
Net sales	1,213,153	1,218,133	1,192,108
Asphalt [Member]
Revenue from External Customer [Line Items]
Total revenues	63,942	51,055	57,923
Net sales	47,315	37,917	43,226
Ready Mixed Concrete [Member]
Revenue from External Customer [Line Items]
Total revenues	33,097	25,067	26,296
Net sales	33,018	25,031	26,250
Road Paving [Member]
Revenue from External Customer [Line Items]
Total revenues	25,369	17,775	13,483
Net sales	25,369	17,775	13,483
Other [Member]
Revenue from External Customer [Line Items]
Total revenues	3,707	6,114	7,293
Net sales	531	515	882
Total Aggregates Business [Member]
Revenue from External Customer [Line Items]
Total revenues	1,494,700	1,459,705	1,413,405
Net sales	1,319,386	1,299,371	1,275,949
Magnesia-Based Chemicals [Member]
Revenue from External Customer [Line Items]
Total revenues	158,254	132,890	109,685
Net sales	142,620	120,475	98,643
Dolomitic Lime [Member]
Revenue from External Customer [Line Items]
Total revenues	59,496	58,630	48,571
Net sales	56,582	54,212	43,421
Other [Member]
Revenue from External Customer [Line Items]
Total revenues	1,373	1,660	1,655
Net sales	1,373	1,659	1,655
Specialty Products [Member]
Revenue from External Customer [Line Items]
Total revenues	219,123	193,180	159,911
Net sales	$ 200,575	$ 176,346	$ 143,719